ORDINARY SHARES	12 Months Ended
Dec. 31, 2014
ORDINARY SHARES.
ORDINARY SHARES

19. ORDINARY SHARES

        The Company issued an additional 1,000,000 ordinary shares during the year ended December 31, 2013, which are held by a depositary bank for future delivery to the employees and non-employees upon exercise of vested share options or vesting of restricted shares granted. The issued ordinary shares are not considered outstanding shares until they are delivered to the employees or non-employees upon exercise of vested share options or vesting of restricted shares granted. 348,168, 422,978 and 336,613 ordinary shares out of such ordinary shares had been delivered to the employees upon exercise of their share options or vesting restricted shares during the years ended December 31, 2012, 2013 and 2014. As a result, 665,089, 1,242,111 and 905,498 issued ordinary shares were excluded from the outstanding shares as of December 31, 2012, 2013 and 2014, respectively, and also were excluded from the computation of basic and diluted EPS.

        On May 21, 2012, NCIH, Inc., a Delaware corporation, purchased from Skillgreat Limited an aggregate of 6,050,067 ordinary shares. As a closing condition to the NCIH Share Purchase Agreement, the Company, Mr. Dong Yu, Skillgreat Limited and NCIH, Inc. entered into an Investor Rights Agreement on the same date. On June 18, 2013, NCIH, Inc. was converted into a limited liability company formed under the laws of the State of Delaware under the name "NCIH LLC." On June 19, 2013, NCIH LLC transferred to News America Incorporated 6,050,067 ordinary shares. News America Incorporated, the Company, Mr. Dong Yu and Skillgreat Limited entered into a joinder agreement, effective as of June 19, 2013, pursuant to which News America Incorporated became an investor party to the Investor Rights Agreement.

        The key terms of the Investor Rights Agreement are summarized as follows:

        NCIH, Inc. agrees to vote, until May 21, 2013, in accordance with the instructions of Skillgreat Limited with respect to (i) the re-election of the Mr. Dong Yu to the board of directors of the Company and (ii) the first public offering of ordinary shares by the Company after May 21, 2012, provided that such public offering meets certain conditions specified in the Investor Rights Agreement.

        Until May 21, 2013, neither NCIH, Inc. nor its controlled affiliates may purchase a number of ordinary shares equal to or greater than the number of the voting shares or a majority of the assets of the Company or acquire the Company by merger, scheme of arrangement, amalgamation, or consolidation, except with the written consent of Skillgreat Limited.

        The number of the voting shares means the lesser of (i) all of the ordinary shares held by NCIH, Inc. as of the record date for voting on the voting events described in the preceding paragraph and (ii) that number of ordinary shares equal to (a) 33.4% of the total number of the outstanding ordinary shares as of such record date minus (b) the number of ordinary shares beneficially owned by Mr. Dong Yu and his affiliates immediately after May 25, 2012, the date of the final closing under the NCIH Share Purchase Agreement, reduced by any increase in the number of ordinary shares beneficially owned by Mr. Dong Yu and his affiliates from May 25, 2012 through such record date.

        NCIH, Inc. is entitled to Form F-3 registration and piggyback registration rights. NCIH, Inc. also has a right to purchase its pro rata share of any securities to be offered or sold by the Company.

        In addition, pursuant to the Investor Rights Agreement, the Company agrees to nominate and recommend one candidate nominated by NCIH, Inc. for election to the Company's board of directors, and Skillgreat Limited agrees, and Mr. Dong Yu agrees to cause Skillgreat Limited to, vote the Company's ordinary shares held by Skillgreat Limited to elect NCIH, Inc.'s nominee to the Company's board of directors. If no nominee of NCIH, Inc. serves on the Company's board of directors, NCIH, Inc. has the right to designate one non-voting observer to the Company's board of directors. The foregoing rights and obligations will continue until NCIH, Inc., together with its affiliates, no longer holds at least 50% of the ordinary shares it purchased under the NCIH Share Purchase Agreement. On August 23, 2012, the Company appointed Dr. Jack Q. Gao, Senior Vice President of News Corporation and Chief Executive Officer of News Corporation's China Investments, to the Company's board of directors effective September 10, 2012.

        The Investor Rights Agreement also includes a non-binding statement of intent between the Company and NCIH, Inc. or its affiliates to explore potential cooperation opportunities with respect to one or more projects in the film industry.

        For as long as NCIH, Inc., together with its affiliates, continues to hold at least 50% of the ordinary shares it purchased under the NCIH Share Purchase Agreement, NCIH, Inc. also has the right to designate and appoint, by written notice to the Company, one vice president of the Company, responsible for assisting in the development of any such potential projects.

        On July 13, 2014, Mr. Dong Yu, Skillgreat Limited and 21st Century Fox America, Inc. (formerly known as News America Incorporated) entered into a stock purchase agreement pursuant to which Mr. Yu and Skillgreat Limited agreed to purchase an aggregate 6,050,067 ordinary shares from 21st Century Fox America, Inc. for a consideration of $11.80 per ordinary share, or approximately $71,391 in total. Upon the closing of the transaction, the Investor Rights Agreement was terminated and 21st Century Fox America, Inc. ceased to be the Company's shareholder. Dr. Jack Q. Gao resigned his directorship in May 2014.

        On July 13, 2014, Mr. Dong Yu, Skillgreat Limited, Fidelidade—Companhia de Seguros, S.A. and Fosun International Limited entered into a Share Purchase Agreement pursuant to which Fidelidade—Companhia de Seguros, S.A., a wholly-owned subsidiary of Fosun International Limited, agreed to purchase 4,165,926 ordinary shares from Skillgreat Limited for a consideration of $11.80 per ordinary share, or approximately $49,158 in total.